As filed with the Securities and Exchange Commission on February 19, 2021

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

MATTHEWS INTERNATIONAL FUNDS

(Exact Name of Registrant as Specified in the Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies to:

David Monroe, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, $0.001 par value per share.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

MATTHEWS INTERNATIONAL FUNDS

Matthews Emerging Asia Fund

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(415) 788-7553

[●], 2021

Dear Shareholder:

You are receiving the enclosed Combined Prospectus/Information Statement because you owned interests in the Matthews Emerging Asia Fund (the “Target Fund”), a series of Matthews International Funds d/b/a Matthews Asia Funds (the “Trust”), as of the close of business on [●], 2021. We are writing to inform you about a reorganization of the Target Fund with the Matthews Asia Small Companies Fund, which is expected to be renamed the Matthews Emerging Markets Small Companies Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds” and each, a “Fund”), also a series of the Trust. In this reorganization, your Target Fund shares will be exchanged for the same class of shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of the Target Fund will be effected on a tax-free basis for federal income tax purposes.

The reorganization of the Target Fund is being proposed because Matthews International Capital Management, LLC (“Matthews”), each Fund’s investment adviser, recognized that approximately 75% of the companies comprising the emerging markets small capitalization investment universe are located in Asia, and therefore that there is an increasing overlap between an investment strategy focused on small companies in emerging market countries and one focused on small companies in the Asian region. As a result, Matthews determined it prudent to recommend the Reorganization in order to combine the Target Fund with the Acquiring Fund, given the significant overlap in their investment mandates. Further, Matthews believes that shareholders of each Fund will benefit more from exposure to a broader universe as well as from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the reorganization, than by continuing to operate the Funds separately. Matthews further believes that it is in the best interests of the Target Fund to combine the Target Fund’s assets with a fund with a lower overall expense structure and generally better performance. Matthews also believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the Trust for a reorganization with the Target Fund.

The Board of Trustees of the Trust has determined that the reorganization is in the best interests of each Fund and that the interests of each Fund’s existing shareholders will not be diluted as a result of the reorganization. The reorganization is expected to take effect on or about April 29, 2021.

If you do not want to participate in the reorganization, you may redeem your shares of the Target Fund in the ordinary course until the last business day before the closing. Redemption requests received after that time will be treated as redemption requests for shares of the Acquiring Fund received in connection with the reorganization.

NO SHAREHOLDER ACTION IS REQUIRED AS A RESULT OF THE REORGANIZATION.

In accordance with the Trust’s operative documents, and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the reorganization may be effected without the approval of shareholders of either Fund.

We encourage you to carefully review the enclosed materials, which explain the reorganization in more detail.

Sincerely,

John P. McGowan
Vice President and Secretary

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the Reorganization (as defined below).

Q:	Why is the Reorganization taking place?

A:

Matthews Emerging Asia Fund (the “Target Fund”), a series of Matthews Asia Funds (the “Trust”), and Matthews Asia Small Companies Fund, which is expected to be renamed the Matthews Emerging Markets Small Companies Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds” and each, a “Fund”), also a series of the Trust, have similar investment objectives, investment policies, strategies, restrictions and risks. It is expected that the Reorganization will enable the Combined Fund (as defined below) to operate more efficiently in the future.

The Board of Trustees of the Trust has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

Q:	How does the Reorganization work?

A:

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between the Trust, on behalf of the Target Fund, and the Trust, on behalf of the Acquiring Fund, the Target Fund will be reorganized into the Acquiring Fund (the “Reorganization”). Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.” The Reorganization will result in each shareholder of the Target Fund becoming a shareholder of the Acquiring Fund, another mutual fund.

Shares of the Target Fund will be exchanged for shares of the Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the two Funds’ shares. On the date of the closing of the Reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund equal in aggregate net asset value to the value of their shares of the Target Fund, in exchange for their shares of the Target Fund. The Reorganization is expected to be effective on or about April 29, 2021. After such date, the Target Fund will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Information Statement for a detailed explanation of the Reorganization and for a more complete description of the Acquiring Fund.

Q:	Do I need to vote for the Reorganization?

A:

No. In accordance with the Trust’s operative documents, and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization may be effected without the approval of shareholders of either Fund. Therefore, no vote of shareholders will be taken with respect to the Reorganization. THE FUNDS ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATION.

Q:	How will the Reorganization affect me?

A:

Pursuant to the Reorganization Agreement, all of the assets and liabilities of the Target Fund will be combined with those of the Acquiring Fund. Shares of the Target Fund will be exchanged for shares of the Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the Funds’ shares. The aggregate net asset value of your Target Fund shares immediately before the Reorganization will be the same as the aggregate net asset value of your Acquiring Fund shares immediately following completion of the Reorganization; however, you will no longer own shares of the Target Fund but instead will own shares of the Acquiring Fund. After the completion of the Reorganization, you will own a smaller percentage of the Acquiring Fund than you did of the Target Fund because the Combined Fund will be larger than the Target Fund.

Q:	Will I own the same number of shares of the Acquiring Fund as I currently own of the Target Fund?

A:

No. However, you will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization. The number of shares you receive will depend on the relative net asset value of the shares of the Target Fund and the Acquiring Fund on the closing date. Thus, on the closing date, if the net asset value of a share of the Acquiring Fund is lower than the net asset value of the corresponding share class of the Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Fund is higher than the net asset value of the corresponding share class of the Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Acquiring Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of the Target Fund shares immediately prior to the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:

Your rights as a shareholder will not change in any way as a result of the Reorganization, but you will be a shareholder of the Acquiring Fund, which is a separate series of the Trust. The shareholder services available to you after the Reorganization will be identical.

Q:	Who will advise the Acquiring Fund once the Reorganization is completed?

A:

As you know, the Target Fund is advised by Matthews International Capital Management, LLC (“Matthews”). The Acquiring Fund is also advised by Matthews and will continue to be advised by Matthews once the Reorganization is completed.

Q:	How will the Reorganization affect Fund expenses?

A:	Following the Reorganization, the Acquiring Fund’s projected total annual operating expenses are expected to be below those of the Target Fund with respect to each class of shares.

Q:	What will I have to do to open an account in the Acquiring Fund?

A:

Your shares automatically will be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the Acquiring Fund as you currently hold of the Target Fund. The aggregate net asset value of the shares you receive in the Reorganization relating to the Target Fund will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

While the portfolio managers of the Acquiring Fund anticipate retaining a significant portion of the Target Fund’s holdings following the closing of the Reorganization, they do anticipate selling some of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is primarily because certain of the current holdings of the Target Fund are deemed not to be appropriate for the Acquiring Fund. Matthews anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Fund’s investment process after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. Matthews has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[●] or, based on shares outstanding as of [●], 2021, $0.[●] per share. These costs will be borne by the Target Fund.

Whether certain of the Target Fund’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Target Fund’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Combined Fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. No significant distributions to Target Fund shareholders are expected, but any distributions could be taxable for shareholders depending on whether the shares are held in tax-advantages accounts such as IRAs.

Q:	Who will pay for the Reorganization?

A:

Matthews or its affiliates will pay the expenses incurred in connection with the preparation of the Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the closing of the Reorganization. Please refer to “Information About the Reorganization – Expenses of the Reorganization” for additional information about the expenses associated with the Reorganization.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur on or about April 29, 2021.

Q:	Whom do I contact if I have questions?

A:	You may call (800) 789-ASIA (2742) Monday through Friday from [●]:00 a.m. Pacific Standard Time and [●]:00 p.m. Pacific Standard Time.

Important additional information about the Reorganization is set forth in the accompanying Combined

Prospectus/Information Statement.

Please read it carefully.

The information in this Combined Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Prospectus/Information Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION DATED [●], 2021

COMBINED PROSPECTUS/INFORMATION STATEMENT

MATTHEWS ASIA FUNDS

Matthews Emerging Asia Fund

Matthews Asia Small Companies Fund (to be renamed the Matthews Emerging Markets Small Cap Fund)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

800.789.ASIA (2742)

This Combined Prospectus/Information Statement is furnished to you as a shareholder of the Matthews Emerging Asia Fund (the “Target Fund”), a series of Matthews International Funds, d/b/a Matthews Asia Funds (the “Trust”), a Delaware statutory trust. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Fund will be reorganized into the Matthews Asia Small Companies Fund, which is expected to be renamed the Matthews Emerging Markets Small Companies Fund (the “Acquiring Fund”), also a series of the Trust (the “Reorganization”). The Acquiring Fund is advised by Matthews International Capital Management, LLC (“Matthews”), the same investment adviser to the Target Fund. Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

The Board of Trustees of the Trust (the “Board”) has determined that the Reorganization is in the best interests of each Fund, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

The Board has approved the Reorganization with respect to the Target Fund by which the Target Fund, a separate series of the Trust, an open-end management investment company, would be acquired by the Acquiring Fund. The Acquiring Fund and the Target Fund have the same investment objectives, to seek long-term capital appreciation. The Acquiring Fund also has certain strategies that are similar and compatible with those of the Target Fund. The Target Fund and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on the Target Fund’s and the Acquiring Fund’s investment strategies, see “Summary – Investment Objectives and Principal Investment Strategies” below.

In the Reorganization, the Target Fund will transfer its assets to the Acquiring Fund. The Acquiring Fund will assume all of the liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the Trust. When the Reorganization is complete, the Target Fund’s shareholders will hold the same class of shares of the Acquiring Fund as they currently hold of the Target Fund. The aggregate net asset value of the Acquiring Fund shares received in the Reorganization will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Fund will represent a smaller percentage of ownership in the Combined Fund than the shares held by those in the Target Fund prior to the Reorganization.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the Target Fund should know before the Reorganization and constitutes an offering of shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Funds, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Information Statement:

•	the Statement of Additional Information dated [●], 2021 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement; and

•

the Prospectus and Statement of Additional Information, each dated April 29, 2020 (the “Prospectus” and the “SAI,” respectively), containing additional information about the Target Fund and the Acquiring Fund.

In addition, the following document has been filed with the SEC and is incorporated by reference into (legally considered to be a part of) and also accompanies this Combined Prospectus/Information Statement:

•	the Summary Prospectus of the Acquiring Fund dated April 29, 2020 (the “Acquiring Fund Summary Prospectus”).

Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of the Acquiring Fund will apply to the Institutional Class and Investor Class shares to be issued by the Acquiring Fund in connection with the Reorganization.

Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Target Fund or Acquiring Fund

c/o Matthews International Funds

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

800.789.ASIA (2742)

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

You also may view or obtain these documents from the SEC:

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is [●], 2021.

TABLE OF CONTENTS [TO BE UPDATED]

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

Matthews International Funds, d/b/a Matthews Asia Funds (the “Trust”), is an open-end management investment company registered with the SEC. Each of the Funds is a separate series of the Trust. The Acquiring Fund and the Target Fund have the same investment objective, to seek long-term capital appreciation. Matthews International Capital Management, LLC (“Matthews”) serves as investment adviser for each Fund.

Target Fund and Acquiring Fund. The investment objectives of the Target Fund and the Acquiring Fund are identical. Both Funds seek long-term capital appreciation. The Combined Fund will pursue the same investment objective.

Both of the Funds currently provide exposure to equity securities of companies located in various countries in Asia. The Acquiring Fund currently seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of small-capitalization companies located in all countries and markets in Asia excluding Japan, but including all other developed, emerging, countries in the Asian region. After the new name for the Acquiring Fund takes effect, which is expected to occur on or about April 30, 2021, shortly after the completion of the Reorganization, the Acquiring Fund will invest under normal circumstances at least 80% of its net assets, which includes borrowings for investment purposes, in the common and preferred stocks of small-capitalization companies located in emerging market countries anywhere in the world. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

The Target Fund seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies of any capitalization located in Asia excluding Japan, South Korea, Hong Kong and Singapore.

The Board of Trustees, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved the Reorganization, on behalf of the Target Fund. The Reorganization provides for:

•

the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and Institutional Class and Investor Class shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the amount of such assumed liabilities;

•	the distribution of such Institutional Class and/or Investor Class shares of the Acquiring Fund to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a series of the Trust.

Following the completion of the Reorganization, the Target Fund’s shareholders will hold shares of the same class of the Acquiring Fund as they currently hold of the Target Fund with an aggregate net asset value equal to the aggregate net asset value of Target Fund shares owned immediately prior to the Reorganization.

Background and Reasons for the Reorganization

Matthews recognized that approximately 75% of the companies comprising the emerging markets small capitalization investment universe are located in Asia, and therefore that there is an increasing overlap between an investment strategy focused on small companies in emerging market countries and one focused on small companies in the Asian region. As a result, Matthews determined it prudent to recommend the Reorganization in order to combine the Target Fund with the Acquiring Fund, given the significant overlap in their investment mandates. Further, Matthews believes that, with respect to the Reorganization, the shareholders of each Fund will benefit more from exposure to a broader investment universe as well as from potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization, than by continuing to operate the Funds separately. Matthews also believes that it is in the best interests of the Target Fund to combine its assets with a Fund with a lower expense structure and generally better historical performance.

The Acquiring Fund, following completion of the Reorganization, may be referred to as the “Combined Fund” in this Combined Prospectus/Information Statement. It is anticipated that the total annual operating expense ratio for the Combined Fund will be lower than the current total annual operating expense ratio for the Target Fund. Matthews believes that continuing to operate the Target Fund as currently constituted is not in the best interests of the Target Fund.

In approving the Reorganization, the Board of Trustees, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Board of Trustees considered the Reorganization proposal at a meeting held on February 12, 2021, and the entire Board of Trustees, including the Independent Trustees, unanimously approved the Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board of Trustees with regard to the Reorganization include, but are not limited to, the following:

•

The fact that the investment objective of the Target Fund is identical to the investment objective of the Acquiring Fund. The fact that certain strategies of the Target Fund and the Acquiring Fund are compatible, while others are different. The Board of Trustees considered the principal differences in investment strategies between the Acquiring Fund (both before and after its name change takes effect) and the Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

The fact that approximately 75% of the companies comprising the emerging markets small capitalization investment universe are located in Asia, and therefore that there is an increasing overlap between an investment strategy focused on small companies in emerging market countries and one focused on small companies in the Asian region.

•

The fact that the Target Fund has a narrower geographic universe, limited by its focus on Asia, which can lead to periods of liquidity duress, and the possibility that shareholders of the Target Fund may benefit from a more geographically diverse and potentially more liquid investment strategy.

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Target Fund.

•	The fact that each Fund has the same investment advisory contract and that the advisory fee for both Funds is the same.

•

The expectation that the Combined Fund will have total annual operating expenses below those of the Target Fund due to Matthews’ implementation of an additional 0.05% reduction to the expense cap of the Combined Fund’s Institutional Class shares, which will also result in a reduction in the expense cap for the Investor Class shares.

•

A portion of the portfolio holdings of the Target Fund would be sold before the Reorganization would be completed or would not continue to be held by the Acquiring Fund after completion of the Reorganization.

•

The lead portfolio manager who will manage the Combined Fund will not be the same lead portfolio manager for the Target Fund. But the Trustees noted that a lead manager of the Target Fund will become the co-manager of the Combined Fund, and many of the supporting analysts and other investment professionals would be the same. The Trustees considered that Matthews will continue to serve as the investment adviser of the Combined Fund after the Reorganization. See “Comparison of the Funds—Management of the Funds.”

•

The relative performance histories of each Fund over different time periods compared with each other and the fact that the Acquiring Fund has had generally better historical performance compared with the Target Fund, recognizing that the new name for the Acquiring Fund reflects a proposed shift in investment strategy for periods after the Reorganization is effective. While not predictive of future results, the Board of Trustees also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group.

•	The relative size of the Target Fund and the Acquiring Fund, and the prospects for further growth and long-term viability of the Target Fund.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization because the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Target Fund own immediately prior to the Reorganization, and that shareholders of the Target Fund will not be diluted as a result of the Reorganization.

•

The fact that shareholders who do not want to participate in the Reorganization are able to redeem their shares of the Target Fund prior to the closing of the Reorganization without the imposition of any redemption fee.

•

The fact that Matthews or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The possible alternatives to the Reorganization, including the potential liquidation of the Target Fund.

The Board also considered that Matthews was subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization would relieve Matthews of the obligation to continue to subsidize the Target Fund, while retaining the assets by combining them with the Acquiring Fund.

Investment Objectives and Principal Investment Strategies

Comparison of the Target Fund and the Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are identical, to seek long-term capital appreciation. The Combined Fund will pursue the same investment objective. The investment objective of each Fund is fundamental. This means that it cannot be changed without a vote of a majority of the voting securities of each respective Fund.

Principal Investment Strategies. The Acquiring Fund currently seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, countries in the Asian region. After the new name for the Acquiring Fund takes effect, which is expected to occur on or about April 30, 2021, shortly after the Reorganization, the Acquiring Fund will invest under normal circumstances at least 80% of its net assets, which includes borrowings for investment purposes, in the common and preferred stocks of small-capitalization companies located in emerging market countries anywhere in the world. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

The Target Fund seeks to achieve its goals by investing under normal circumstances at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore.

Each Fund’s principal investment strategies may be changed without shareholder approval.

The Combined Fund’s principal investment strategies will be those of the Acquiring Fund, giving effect to the pending name change.

Comparison. One principal difference between the Funds is that the Acquiring Fund invests predominantly in equity securities of small-capitalization companies, while the Target Fund may invest in equity securities of companies of any market capitalization. In addition, the Acquiring Fund currently invests in small capitalization companies in all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. After the pending name change is effective, the Acquiring Fund will invest in small capitalization companies in emerging market countries anywhere (not limited to Asia). The Target Fund, on the other hand, invests predominantly in companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore, with a substantial portion of its net assets invested in the emerging countries and markets in the Asian region. These emerging Asia countries include, but are not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam.

Reflecting these differences in principal investment strategies, the Acquiring Fund and the Target Fund have different benchmark indexes. The Acquiring Fund’s current benchmark index is the MSCI All Country Asia ex Japan Small Cap Index, a free float-adjusted market capitalization-weighted index of the stock markets of China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand. After the Acquiring Fund’s name change is effective, its benchmark index will be the MSCI Emerging Markets Small Cap Index, a free float adjusted market capitalization weighted index designed to measure the performance of small cap stocks in 27 emerging market countries. The Target Fund’s benchmark index is the MSCI Emerging Markets Asia Index, a free float-adjusted market capitalization weighted index of the stock markets of China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Taiwan and Thailand.

While the Acquiring Fund and the Target Fund have certain differences in strategies, the Funds utilize certain compatible investment strategies to achieve their respective investment objectives. Both Funds currently invest primarily in equity securities of companies located in Asia, excluding Japan, although the Target Fund also excludes companies located in South Korea, Hong Kong and Singapore. Both Funds currently invest the majority of their assets in fast-growing small and mid-capitalization companies. After the Acquiring Fund’s name change takes effect, it will focus its portfolio investments on small capitalization companies in emerging markets generally without being limited to Asia. This means that both Funds invest in emerging markets, although the Acquiring Fund currently invests in those markets to a lesser extent than the Target Fund but will focus on emerging markets in the future.

For a discussion of the principal investment risks associated with an investment in the Acquiring Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal Risks” below.

While the portfolio managers of the Acquiring Fund do not anticipate disposing of a material portion of the Target Fund’s holdings following the closing of the Reorganization, they do anticipate disposing of some of the holdings of the Target Fund in preparation for the Reorganization. The extent of these sales is primarily because certain of the current holdings of the Target Fund are determined not to be appropriate for the Acquiring Fund. Matthews anticipates that the proceeds from such sales will be reinvested in assets that are consistent with the Acquiring Fund’s expected investment process after the closing of the Reorganization. During this period, the Target Fund may deviate from its principal investment strategies. Matthews has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the Reorganization will be approximately $[●] or, based on shares outstanding as of [●], 2020, $0.[●] per share. These costs will be borne by the Target Fund.

Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.

Target Fund	Acquiring Fund

•  Invests at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore.

•  [Before the name change] Invests at least 80% of its net assets, which includes borrowings for investment purposes, in the common and preferred stocks of Small Companies (defined below) located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region.

•  [After the name change] Invests at least 80% of its net assets, which includes borrowings for investment purposes, in the common and preferred stocks of Small Companies located in emerging market countries anywhere in the world. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

•  May invest in convertible securities, of any duration or quality, including those that are unrated, or would be below investment grade if rated, of companies located in Asia excluding Japan, South Korea, Hong Kong and Singapore.

• The Fund does not have a comparable policy.
• May invest in depositary receipts, including American, European and Global Depositary Receipts.	• May invest in depositary receipts, including American, European and Global Depositary Receipts.

•  Invests a substantial portion of its net assets in the emerging countries and markets in the Asian region, including, but not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam (“Emerging Asian Countries”). The list of Emerging Asian Countries may change from time to time.

•  [Before the name change] Invests in Small Companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region.

•  [After the name change] Invests in Small Companies located in emerging market countries anywhere in the world. Emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

• May invest in companies of any market capitalization, including micro-cap companies.

•  Invests at least 80% of its net assets in companies with a market capitalization no higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark index ($5.32 billion on December 31, 2019) (each, a “Small Company” and together, “Small Companies”).

•  Companies in which the Fund invests typically operate in growth industries and possess the potential to expand their scope of business over time.

•  A company may grow to a market capitalization that is higher than the greater of $5 billion or the market capitalization of the largest company included in the Fund’s primary benchmark after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a Small Company. If additional purchases of a security are made, all holdings (including prior purchases) of that security will be re-classified with respect to its market capitalization at the time of the last purchase.

•  Invests in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

•  Invests in smaller companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

•  The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

•  The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

• The Fund is diversified.	• The Fund is diversified.

Additional Information About the Acquiring Fund’s Principal Investment Strategies.

Below is additional information about the Acquiring Fund’s principal investment strategies identified above.

•

A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or other specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is principally secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country.

•

The “emerging market” countries and markets in Asia in which the Acquiring Fund may invest before its name change include, but are not limited to, Bangladesh, Cambodia, China (including Taiwan, but excluding Hong Kong), India, Indonesia, Laos, Malaysia, Mongolia, Myanmar, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Thailand and Vietnam. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. After the Acquiring Fund’s name change, its investments in emerging market countries generally include every country in the world except the United States, Australia, Canada, Hong Kong, Israel, Japan, New Zealand, Singapore and most of the countries in Western Europe.

Matthews’ Investment Approach

In seeking to achieve the investment objectives for the Funds, Matthews also employs the investment approach and other principal investment strategies as described below.

Matthews invests primarily in the Asia Pacific region for the Funds, other Matthews Asia funds and other advisory clients with such an investment focus based on its assessment of the future development and growth prospects of companies located in the markets of that region. The Asia Pacific region includes all countries and markets in Asia plus all countries and markets in the Pacific region, including Australia and New Zealand. In addition to the Asia Pacific focus for certain funds and clients, Matthews also invests broadly in emerging countries and markets outside the Asia Pacific region on behalf of certain funds, and will do so for the Acquired Fund after its name change is effective. Matthews believes that the countries in these markets are on paths toward economic development and, in general, deregulation and greater openness to market forces. Matthews believes in the potential for these economies, and that the intersection of development and deregulation will give rise to new opportunities for further growth.

Matthews attempts to capitalize on its beliefs by investing in companies it considers to be well-positioned to participate in the economic evolution of these markets. Matthews uses a range of approaches to participate in the anticipated growth of Asian and other foreign markets to suit the Funds’ and other clients’ differing needs and investment objectives.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the economic evolution of the countries and markets in which the Funds invest. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Matthews Seeks to Invest in the Long-Term Growth Potential of Asian and Other Foreign Markets

•	Matthews believes that the countries in which the Funds invest will continue to benefit from economic development over longer investment horizons.
•

Matthews seeks to invest in those companies that it believes will benefit from the long-term economic evolution of Asian and other foreign markets, and that will help each Fund achieve its investment objective.

•	Matthews generally does not hedge currency risks.

Matthews and the Funds Believe in Investing for the Long Term

•	Matthews constructs portfolios with long investment horizons—typically five years or longer.

Matthews Is an Active Investor with Strong Convictions

•

Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

•	Matthews invests in individual companies based on fundamental analysis that aims to develop an understanding of a company’s long-term business prospects.
•	Matthews monitors the composition of benchmark indices but is not constrained by their composition or weightings, and constructs portfolios independently of indices.
•	Matthews believes that investors benefit in the long term when the Funds are fully invested, subject to market conditions and a Fund’s particular investment objective.

Matthews Is a Fundamental Investor

•

Matthews believes that fundamental investing is based on identifying, analyzing and understanding basic information about a company or security. These factors may include matters such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

•	Matthews may also consider factors such as:
–

Management: Does management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

–	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?
•	Following this fundamental analysis, Matthews seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.

Matthews Focuses on Individual Companies

•	Matthews develops views about the course of growth in the region over the long term.
•	Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.
•	Matthews then seeks to invest in companies and securities that it believes are positioned to help a Fund achieve its investment objective.
•

The Target Fund may invest in companies of any equity market capitalization (the number of shares outstanding times the market price per share). For the Target Fund, a company’s size (including its market capitalization) is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds.

•	The Acquiring Fund invests at least 80% of its assets in Small Companies, as defined above on page [●].

Fees and Expenses

Following the completion of the Reorganization, holders of Target Fund Institutional Class shares will receive Acquiring Fund Institutional Class shares and holders of Target Fund Investor Class shares will receive Acquiring Fund Investor Class shares.

Fee Table

Fee Table of the Target Fund, the Acquiring Fund and the Pro Forma Combined Fund

(as of December 31, 2020 (unaudited))

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended December 31, 2020 for each class of shares of the Funds and estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund for the 12-month period ended December 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Target Fund	Acquiring Fund	Pro Forma Combined Fund	Target Fund	Acquiring Fund	Pro Forma Combined Fund
	Institutional Class	Institutional Class	Institutional Class	Investor Class	Investor Class	Investor Class

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses	[0.51]%	[0.46]%	[0.xx]%	[0.65]%	[0.60%]%	[0.xx]%
Total Annual Fund Operating Expenses	[1.51]%	[1.46]%	[0.xx]%	[1.65]%	[1.65%]%	[1.xx]%
Fee Waiver and Expense Reimbursement	[(0.31)]%[1]	[(0.26)]%[1]	[(0.xx)]%[1]	[(0.23)]%[2]	[(0.19)]%[2]	[(0.xx)]%[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.20%	1.20%	[1.15]%	[1.42%]	[1.41]%	[1.xx]%[1]

[1]    Matthews has contractually agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class of the Acquiring Fund and the Target Fund to 1.20%, and of the Combined Fund to 1.15%. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2022 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

[2]    Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class of the Acquiring Fund and the Target Fund (which share class is offered through a separate prospectus to eligible investors) to 1.20%, and of the Institutional Class of the Combined Fund to 1.15%, first by waiving class specific expenses (e.g., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non-class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the applicable expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed the expense limitation for the Institutional Class. If the operating expenses fall below the expense limitation in a year within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2022 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Fund also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target Fund into Acquiring Fund

	1 Year	3 Years	5 Years	10 Years

Institutional Class
Target Fund	$[●]	$[●]	$[●]	$[●]
Acquiring Fund	$[●]	$[●]	$[●]	$[●]
Pro Forma Combined Fund	$[●]	$[●]	$[●]	$[●]
Investor Class
Target Fund	$[●]	$[●]	$[●]	$[●]
Acquiring Fund	$[●]	$[●]	$[●]	$[●]
Pro Forma Combined Fund	$[●]	$[●]	$[●]	$[●]

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was [80]% of the average value of its portfolio. For the same period, the Acquiring Fund’ portfolio turnover rate was [59]%.

Federal Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither the Target Fund nor the Acquiring Fund will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for any gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Fund or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, will receive an opinion from Paul Hastings LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of the Target Fund and the Acquiring Fund are identical.

COMPARISON OF THE FUNDS

Principal Investment Risks

Because of the similar investment objectives of the Target Fund and the Acquiring Fund, the Funds are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below.

	Target Fund	Acquiring Fund (both before and after the pending name change)
Principal Risks	◾ Currency Risk	◾ Currency Risk
◾ Consumer Staples Sector Risk
◾ Convertible Securities Risk
	◾ Depositary Receipts Risk	◾ Depositary Receipts Risk

◾ Growth Stock Risk	◾ Growth Stock Risk
◾ Information Technology Sector Risk
◾ Political, Social and Economic Risks of Investing in Asia	◾ Political, Social and Economic Risks of Investing in Asia
◾ Public Health Emergency Risks	◾ Public Health Emergency Risks
◾ Risks Associated with China and Hong Kong
◾ Risks Associated with Emerging and Frontier Markets	◾ Risks Associated with Emerging and Frontier Markets
◾ Risks Associated with Micro-Cap Companies	◾ Risks Associated with Micro-Cap Companies
◾ Risks Associated with Smaller Companies	◾ Risks Associated with Smaller Companies
◾ Risks Associated with Vietnam
◾ Volatility Risk	◾ Volatility Risk

The following are the principal investment risks associated with the Acquiring Fund and, therefore, also with the Combined Fund. You will find additional descriptions of specific risks in the Prospectus and Statement of Additional Information for the Acquiring Fund.

Currency Risk. When a Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While each Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time.

Additionally, Asian and emerging market countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of a Fund’s holdings.

Depositary Receipts Risk. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Growth Stock Risk. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.

Information Technology Sector Risk. Certain of the Funds may invest a significant portion of their assets in the information technology sector, and therefore the performance of those Funds could be negatively impacted by events affecting this sector. Information technology companies may be significantly affected by aggressive pricing as a result of intense competition and by rapid product obsolescence due to rapid development of technological innovations and frequent new product introduction. Other factors, such as short product cycle, possible loss or impairment of intellectual property rights, and changes in government regulations, may also adversely impact information technology companies.

Political, Social and Economic Risks of Investing in Asia. The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Public Health Emergency Risks. Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged.

Risks Associated with China and Hong Kong. The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.

Risks Associated with Emerging and Frontier Markets. Many Asian countries are considered emerging or frontier markets. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many emerging market countries, and the stock exchanges and brokerage industries in many emerging market countries typically do not have the level of government oversight as do those in the United States. Securities markets of many emerging market countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Risks Associated with Smaller Companies. Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general.

Volatility Risk. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).

Fundamental and Non-Fundamental Investment Restrictions

Each of the Funds has identical fundamental investment restrictions. The Funds are not subject to any non-fundamental investment restrictions. The complete list of the fundamental investment restrictions of the Target Fund and the Acquiring Fund is set out in “Appendix A – Fundamental and Non-Fundamental Investment Restrictions.” Following the completion of the Reorganization, Matthews will manage the Combined Fund pursuant to the same fundamental investment restrictions as the Target Fund and the Acquiring Fund.

Performance Information

The following bar charts and tables illustrate the risks of investing in each Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future, especially with respect to the Acquiring Fund because of its pending name change.

Calendar Year Total Returns, as of 12/31 each year for

Investor Class Shares of the Target Fund

[bar chart]

During the 7-year period shown in the bar chart, the highest return for a quarter was [  ]% (quarter ended [  ]) and the lowest return for a quarter was [  ]% (quarter ended [  ]).

Average Annual Total Returns (For the periods ended December 31, 2020)

	1	5	Since Inception
	Year	Years	(4-30-13)
Institutional Class Shares	[ ]%	[ ]%	[ ]%
Investor Class Shares	[ ]%	[ ]%	N/A
MSCI Emerging Markets Asia Index	[ ]%	[ ]%	[ ]%

Calendar Year Total Returns, as of 12/31 each year for

Investor Class Shares of the Acquiring Fund

[bar chart]

During the 12-year period shown in the bar chart, the highest return for a quarter was [  ]% (quarter ended [  ]) and the lowest return for a quarter was [  ]% (quarter ended [  ]).

Average Annual Total Returns (For the periods ended December 31, 2020)

	1	5	Since Inception	Since Inception
	Year	Years	(4-30-13)	(9-15-08)
Institutional Class Shares	[ ]%	[ ]%	[ ]%	N/A
Investor Class Shares	[ ]%	[ ]%	N/A	[ ]%
MSCI All Country Asia ex Japan Small Cap Index	[ ]%	[ ]%	[ ]%	[ ]%

Because the Combined Fund will most closely resemble the Acquiring Fund, the Acquiring Fund will be the accounting survivor of the Reorganization. The Combined Fund will also maintain the performance history of the Acquiring Fund at the closing of the Reorganization.

Management of the Funds

Matthews, located at Four Embarcadero Center, Suite 550, San Francisco, CA 94111, serves as the investment adviser to each Fund. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities. Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds. Matthews is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $[●] billion as of December 31, 2020.

The Target Fund is managed by Taizo Ishida and Robert Harvey, CFA. Mr. Ishida, Lead Manager, joined Matthews in 2006. He manages the firm’s Asia Growth, Emerging Asia and Japan Strategies. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1990 to 1997, he was a Principal and Senior Research Analyst at Sanford Bernstein & Co. Prior to beginning his investment career at Yamaichi International (America), Inc. as a Research Analyst, he spent two years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. He received a B.A. in Social Science from International Christian University in Tokyo and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Mr. Ishida has been a Portfolio Manager of the Target Fund since its inception in 2013.

Mr. Harvey, Lead Manager of the Target Fund, joined Matthews in 2012. Prior to joining Matthews, he was a Senior Portfolio Manager at PXP Vietnam Asset Management from 2009 to 2012, where he focused on Vietnamese equities. Previously, he was a Portfolio Manager on the Global Emerging Markets team at F&C Asset Management in London from 2003 to 2009. Robert started his investment career in 1994 as an Assistant Equity Portfolio Manager with the Standard Bank of South Africa’s asset management division. He received a Bachelor of Commerce in Accountancy and Commercial Law from Rhodes University in South Africa and a Bachelor of Accounting Science in Advanced Management Accounting, Taxation and Auditing at the University of South Africa. Mr. Harvey has been a Portfolio Manager of the Target Fund since its inception in 2013.

The Acquiring Fund is managed by Vivek Tanneeru. He is a Portfolio Manager at Matthews. Prior to joining Matthews in 2011, he was an Investment Manager on the Global Emerging Markets team of Pictet Asset Management in London. While at Pictet, he also worked on the firm’s Global Equities team, managing Japan and Asia ex Japan markets. Before earning his M.B.A. from the London Business School in 2006, Mr. Tanneeru was a Business Systems Officer at The World Bank and served as a Consultant at Arthur Andersen Business Consulting and Citicorp Infotech Industries. He interned at Generation Investment Management while studying for his M.B.A. Mr. Tanneeru received his Master’s degree in Finance from the Birla Institute on Technology & Science in India. He is fluent in Hindi and Telugu. Mr. Tanneeru has been a Portfolio Manager of the Acquiring Fund since August 2020.

The SAI provides additional information about the compensation of each Fund’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Fund and other funds managed by Matthews.

As discussed below under “Investment Advisory Agreement,” following the Reorganization, Matthews will continue to serve as the investment adviser of the Combined Fund. It is anticipated that Mr. Tanneeru will be the Lead Manager and Mr. Harvey will be a Co-Manager of the Combined Fund following the Reorganization. In addition, it is anticipated that Jeremy Sutch, CFA, will be a Co-Manager of the Combined Fund following the Reorganization. Mr. Sutch has been a Senior Research Analyst at Matthews since 2015, supporting the firm’s India and Pacific Tiger strategies. Prior to joining Matthews, he was Director and Global Head of Emerging Companies at Standard Chartered Bank in Hong Kong from 2012 to 2015, responsible for the fundamental analysis of companies in Asia, with a particular focus on small- and mid-capitalization companies. From 2009 to 2012, he was Managing Director at MJP

Capital in Hong Kong, which he co-founded. His prior experience has included managing small-cap equities at Indus Capital Advisors and serving as Head of Hong Kong Research for ABN AMRO Asia Securities. Mr. Sutch earned an M.A. in French and History from the University of Edinburgh.

Investment Advisory Agreement

Pursuant to the Trust’s Investment Advisory Agreement with Matthews (the “Advisory Agreement”), each of the Target Fund and the Acquiring Fund pays Matthews a fee equal to 1.00% of its average daily net assets up to $1 billion and 0.95% of its average daily net assets over $1 billion. Each Fund pays Matthews a monthly fee at this annual rate using the applicable management fee calculated based on the actual number of days of that month and based on such Fund’s average daily net assets for the month.

For the fiscal year ended December 31, 2020, each Fund paid investment management fees to Matthews as follows (as a percentage of average net assets):

Fund	Fee

Target Fund	1.00%

Acquiring Fund	1.00%

The terms of the Advisory Agreement are identical and the services provided to each Fund under its Advisory Agreement are identical.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is available in the most recent annual report to shareholders.

Service Providers

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, Brown Brothers Harriman & Co. (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning each Fund’s operations. Although the Trust no longer has in effect a committed line of credit for purposes of funding proceeds for redemptions, a Fund might be able to use an overdraft from the custodian if needed under certain circumstances for temporary or emergency purposes. Any overdraft made available by the custodian would be in the discretion of the custodian, may not be available when needed by a Fund and would likely be more expensive than a comparable borrowing under a formal line of credit.

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of each Fund’s shares and distributes each Fund’s cash distributions to shareholders.

                                  LLP, Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust. The firm provides audit services and assistance and consultation with respect to regulatory filings with the Securities and Exchange Commission (the “SEC”). The books of each Fund will be audited at least once each year by                                  LLP.

Paul Hastings LLP, 101 California Street, 48th Floor, San Francisco, CA 94111, serves as counsel to the Trust.

Combined Fund. Each Fund currently uses the same service providers and it is anticipated that the Combined Fund will continue to use those service providers.

Rule 12b-1 Plan

The Trust’s Rule 12b-1 Plan (the “Plan”) is inactive. The Plan authorizes the use of the Funds’ assets to compensate parties that provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders. If the Plan were re-activated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.

Distributions

Both the Target Fund and the Acquiring Fund generally distribute their net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds. Additionally, details of distribution-related transactions will be reported on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see each Fund’s Prospectus under the heading “Taxes.”

Purchase and Redemption of Shares

The purchase and redemption procedures employed by the Target Fund and the Acquiring Fund are identical. Please see the Acquiring Fund’s prospectus for details regarding how shareholders can purchase or redeem Fund shares.

Market Timing Activities

The Board of Trustees has approved policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to discourage market timing by shareholders (the “Market Timing Procedures”). Market timing can harm other shareholders because it may dilute the value of their shares. Market timing may also disrupt the management of a Fund’s investment portfolio and cause the targeted Fund to incur costs, which are borne by non-redeeming shareholders.

The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (this is sometimes referred to as “time zone arbitrage”). The Funds also can be the targets of market timers if they invest in small-cap securities and other types of investments that are not frequently traded, including high-yield bonds.

The Funds deem market timing activity to refer to purchase and redemption transactions in shares of the Funds that have the effect of (i) diluting the interests of long-term shareholders; (ii) harming the performance of the Funds by compromising portfolio management strategies or increasing Fund expenses for non-redeeming shareholders; or (iii) otherwise disadvantaging the Funds or their shareholders. Market timing activity includes time zone arbitrage (i.e., seeking to take advantage of differences between the closing times of foreign markets on which portfolio securities of each Fund may trade and the U.S. markets that generally determine when each Fund’s NAV is calculated), market cycle trading (i.e., buying on market down days and selling on market up days); and other types of trading strategies.

The Funds and their agents have adopted procedures to assist them in identifying and limiting market timing activity. The Funds have also adopted and implemented a Pricing and Valuation Policy and Procedures, which the Funds believe may reduce the opportunity for certain market timing activity by fair valuing the Funds’ portfolios. However, there is no assurance that such practices will eliminate the opportunity for time zone arbitrage or prevent or discourage market timing activity. The Funds may reject for any reason, or cancel as permitted or required by law, any purchase order or exchange request, including transactions deemed to represent excessive trading, at any time.

Identification of Market Timers

The Funds have adopted procedures to identify transactions that appear to involve market timing. However, the Funds do not receive information on all transactions in their shares and may not be able to identify market timers. Moreover, investors may elect to invest in a Fund through one or more financial intermediaries that use a combined or omnibus account. Such accounts obscure, and may be used to facilitate, market timing transactions. The Funds or their agents request representations or other assurances related to compliance with the Market Timing Procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. In addition, the Funds have entered into agreements with intermediaries that permit the Funds to request greater information from intermediaries regarding transactions. These arrangements may assist the Funds in identifying market timing activities. However, the Funds will not always know of, or be able to detect, frequent trading (or other market timing activity).

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, investment advisors and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the Funds, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts may not be detected by the Funds and may increase costs to the Funds and disrupt their portfolio management.

Under policies approved by the Board of Trustees, the Funds may rely on intermediaries to apply the Funds’ Market Timing Procedures and, if applicable, their own similar policies. In these cases, the Funds will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the Funds’ policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For some intermediaries, the Funds will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The Funds may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the Funds’ Market Timing Procedures to such transactions. The Funds may prohibit purchases of Fund shares by an intermediary or request that the intermediary prohibit the purchase of Fund shares by some or all of its clients. There is no assurance that the Funds will request data with sufficient frequency, or that the Funds’ analysis of such data will enable them to detect or deter market timing activity effectively.

The Funds (or their agents) attempt to contact shareholders whom the Funds (or their agents) believe have violated the Market Timing Procedures and notify them that they will no longer be permitted to buy (or exchange) shares of the Funds. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated). Nonetheless, additional purchase and exchange orders for such investors will not be accepted by the Funds.

Many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Matthews Asia Funds’ shares being terminated or restricted independently of the Matthews Asia Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Pricing of Fund Shares

Shares of the Target Fund and shares of the Acquiring Fund are priced in the same manner. The price at which the Funds’ shares are bought or sold is called the net asset value per share or NAV. The NAV is computed once daily as of the close of regular trading on the NYSE, generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

For more information about the pricing of Fund shares, the calculation of NAV and the valuation of the Funds’ securities holdings, please see the Funds’ prospectus under the heading “Pricing of Fund Shares.”

Shareholder Rights

The Target Fund and the Acquiring Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board of Trustees or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in the Funds’ Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following Financial Highlights table for the Acquiring Fund is intended to help you understand the Acquiring Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Acquiring Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). This information has been audited by                          LLP, whose report, along with the Acquiring Fund’s financial statements, is included in Matthews’ Annual Report to shareholders, which is available upon request.

[To be added.]

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Target Fund will transfer its assets and liabilities to the Acquiring Fund in exchange for Institutional Class and Investor Class shares of the Acquiring Fund. For more details about the Reorganization Agreement, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding immediately prior to the Reorganization. Upon receipt by the Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Fund will be terminated as a series of the Trust under applicable state law.

Accordingly, as a result of the Reorganization, the Target Fund shareholders will own the same class of shares of the Acquiring Fund having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Target Fund shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund’s net asset value. However, as a result of the Reorganization, a shareholder of the Target Fund or the Acquiring Fund will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Fund.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Acquiring Fund will acquire the assets of the Target Fund on the Closing Date in consideration for the assumption of all of the Target Fund’s liabilities and shares of the Acquiring Fund.

On the Closing Date, the Target Fund will transfer to the Acquiring Fund its assets in exchange solely for Institutional Class and Investor Class shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Target Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with Delaware law and the Declaration of Trust of the Trust. Thereafter, the Target Fund will be terminated as a series of the Trust under Delaware law.

Each of the Funds has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Trust, on behalf of the Funds, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Trust of which this Combined Prospectus/Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Trust, on behalf of the relevant Fund.

Reasons for the Reorganization

In considering and approving the Reorganization at a meeting held on February 12, 2021, the Board discussed the future of the Target Fund and the advantage of reorganizing it into the Acquiring Fund. Among other things, the Board also reviewed, with the assistance of independent legal counsel, the overall proposal for the Reorganization and the principal terms and conditions of the Reorganization Agreement. The factors considered by the Board of Trustees with regard to the Reorganization include, but are not limited to, the following:

•

The fact that the investment objective of the Target Fund is identical to the investment objective of the Acquiring Fund. The fact that certain strategies of the Target Fund and the Acquiring Fund are compatible, while others are different. The Board of Trustees considered the principal differences in investment strategies between the Acquiring Fund (both before and after its name change takes effect) and the Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

The fact that approximately 75% of the companies comprising the emerging markets small capitalization investment universe are located in Asia, and therefore that there is an increasing overlap between an investment strategy focused on small companies in emerging market countries and one focused on small companies in the Asian region.

•

The fact that the Target Fund has a narrower geographic universe, limited by its focus on Asia as compared to the Combined Fund. The Board of Trustees considered the possibility that shareholders of the Target Fund may benefit from a more geographically diverse and potentially more liquid investment strategy.

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Target Fund.

•	The fact that each Fund has the same investment advisory contract and that the advisory fee for both Funds is the same.

•

The expectation that the Combined Fund will have total annual operating expenses below those of the Target Fund due to Matthews implementation of an additional 0.05% reduction to the expense cap of the Combined Fund’s Institutional Class shares, which will also result in a reduction in the expense cap for the Investor Class shares.

•

A portion of the portfolio holdings of the Target Fund would be sold before the Reorganization would be completed or would not continue to be held by the Acquiring Fund after completion of the Reorganization.

•	The lead portfolio manager who will manage the Combined Fund will not be the same lead portfolio manager for the Target Fund. But the Trustees noted that a lead portfolio manager of the Target

Fund will become the co-manager of the Combined Fund, and many of the supporting analysts and other investment professionals would be the same. The Trustees considered that Matthews will continue to serve as the investment adviser of the Combined Fund after the Reorganization. See “Comparison of the Funds—Management of the Funds.”

•

The relative performance histories of each Fund over different time periods compared with each other and the fact that the Acquiring Fund has had generally better historical performance compared with the Target Fund, recognizing that the new name for the Acquiring Fund reflects a proposed shift in investment strategy for periods after the Reorganization is effective. While not predictive of future results, the Board of Trustees also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group.

•	The relative size of the Target Fund and the Acquiring Fund, and the prospects for further growth and long-term viability of the Target Fund.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization because the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Target Fund own immediately prior to the Reorganization, and that shareholders of the Target Fund will not be diluted as a result of the Reorganization.

•

The fact that shareholders who do not want to participate in the Reorganization are able to redeem their shares of the Target Fund prior to the closing of the Reorganization without the imposition of any redemption fee.

•

The fact that Matthews or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•

The possible alternatives to the Reorganization, including the potential liquidation of the Target Fund which would result in tax consequences to Target Fund shareholders that are avoided in the Reorganization.

The Board also considered that Matthews was subject to certain conflicts of interest in recommending the Reorganization. The Board noted and considered that the Reorganization would relieve Matthews of the obligation to continue to subsidize the Target Fund, while retaining the assets by combining them with the Acquiring Fund.

Additionally, the Board, which also serves as the Board of the Acquiring Fund, considered that Rule 17a-8 under the 1940 Act permits a merger of affiliated investment companies without a shareholder vote if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;
•	No advisory contract of the merging company is materially different from an advisory contract of the surviving company;
•

Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.

The Board noted that all of these conditions were met. For these and other reasons, the Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. The Board of Trustees also determined that the Reorganization is in the best interests of the Acquiring Fund and that the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below.

It is a condition to the closing of the Reorganization that the Trust, on behalf of each Fund, receive an opinion from Paul Hastings LLP, counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in the subsequent termination of the Target Fund.

•	No gain or loss will be recognized by a shareholder of the Target Fund that exchanges all of its shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.

•

The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•

The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•

The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for federal income taxes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

The opinion of Paul Hastings LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Paul Hastings LLP will also rely upon certain representations of the management of the Acquiring Fund and the Target Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the Target Fund or the Acquiring Fund from the marking to market of certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

Effect on Shareholders

Shareholders will not recognize gain or loss as a result of the Reorganization. Although the Reorganization is expected to be tax-free for shareholders, the Target Fund may make one or more distributions to shareholders prior to the Closing. Any such distribution generally will be taxable as ordinary income or capital gains to shareholders that hold their shares in a taxable account.

As discussed above, a portion of the portfolio securities of the Target Fund are expected to be sold in connection with the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Target Fund’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the shareholders of the Combined Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Target Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Matthews also has advised that neither the Target Portfolio nor the Combined Portfolio will dispose of holdings in the Target Portfolio’s or the Combined Portfolio’s portfolios to such an extent that it would adversely affect the tax-free nature of the Reorganization for federal income tax purposes.

As a result of the Reorganization, the Acquiring Fund will succeed to tax attributes, including capital loss carryforwards, if any, of the Target Fund. The capital loss carryforwards of the Funds will be available to offset future capital gains recognized by the Combined Fund, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Fund may not be able to use all or a portion of a Fund’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Fund and its shareholders post-closing of the Reorganization. The Reorganization is not expected to result in an ownership change of the Funds. In addition, any limitation under Section 381 of the Code is not expected to be material. Thus, it is not anticipated that the limitations on use of a Fund’s capital loss carryforwards, if any, would be material.

Expenses of the Reorganization

Matthews or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Information Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Target Fund’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board of Trustees, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Information Statement; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

Matthews has estimated that the brokerage commission and other transaction costs associated with the pre-Reorganization sales of the Target Fund’s portfolio securities will be $[●]. The Target Fund will not pay any expenses of shareholders arising out of or in connection with the Reorganization, except for the estimated broker commissions listed above.

All other expenses of each of the Funds shall be paid by the applicable Fund.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the Acquiring Fund will be passed on by Paul Hastings LLP, counsel to the Trust.

OTHER INFORMATION

Capitalization

The following tables set forth as of December 31, 2020: (i) the unaudited capitalization of the Target Fund, (ii) the unaudited capitalization of the Acquiring Fund, and (iii) the unaudited pro forma combined capitalization of the Combined Fund. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Target Fund

	Institutional Class	Investor Class
Net Assets:	$[●]	$[●]
Shares Outstanding:	[●]	[●]
Net Assets Per Share:	$x.xx	$x.xx

Acquiring Fund

	Institutional Class	Investor Class
Net Assets:	$[●]	$[●]
Shares Outstanding:	[●]	[●]
Net Assets Per Share:	$xx.xx	$xx.xx

Target Fund into Acquiring Fund

Pro Forma Combined Fund

	Class 1	Class 3
Net Assets:	$[●]	$[●]
Shares Outstanding:	[●]	[●]
Net Assets Per Share:	$[●]	$[●]

Shareholder Information

As of [●], there were [●] shares of the Target Fund outstanding. [As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Target Fund.] As of [●], no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund’s shares, except as follows:

[To be added.]

As of [●], there were [●] shares of the Acquiring Fund outstanding. [As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Acquiring Fund.] As of [●], no person was known by the Acquiring Fund to own beneficially or of record 5% or more of any class of shares of the Acquiring Fund’s shares, except as follows:

[To be added.]

Shareholder Rights

The Target Fund and the Acquiring Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the Acquiring Funds. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

APPENDIX A

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. A majority of the outstanding voting securities of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.

Fundamental Investment Restrictions

Except as otherwise set forth herein and in each Fund’s prospectus, the Target Fund and the Acquiring Fund may not:

1.	Issue senior securities;

2.

Borrow money, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets;

3.

Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the Securities Act of 1933, as amended;

4.

Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund. This policy does not apply to Matthews Asia Innovators Fund, which concentrates its investments in the science and technology industries;

5.

Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.

Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7.	Change its diversification status under the 1940 Act;

8.

Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

9.	Make investments in securities for the purpose of exercising control; or

10.

For purposes of policy number 4 above, the meaning of science and technology industries is provided in the Prospectus for the Matthews Asia Innovators Fund. Also for purposes of policy number 4, Matthews will, on behalf of each Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other industries. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which a Fund may invest) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. Each Fund may also rely on third-party classification codes such as those provided by the U.S. Government (known as “SIC”), MSCI or GICS, Bloomberg, and FactSet.

Non-Fundamental Investment Restrictions

The Funds are not subject to any non-fundamental investment restrictions. Non-fundamental investment restrictions are those that may be changed by the Board of Trustees without shareholder approval.

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

[To come]

SUBJECT TO COMPLETION, DATED [●], 2021

MATTHEWS INTERNATIONAL FUNDS

Matthews Emerging Asia Fund

Matthews Asia Small Companies Fund (to be renamed the Matthew Emerging Markets Small Cap Fund)

PART B

STATEMENT OF ADDITIONAL INFORMATION

[●], 2021

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of the Matthews Emerging Asia Fund (the “Target Fund”), a series of Matthews International Funds, d/b/a Matthews Asia Funds (the Trust”), into the Matthews Asia Small Companies Fund, which is expected to be renamed the Matthew Emerging Markets Small Cap Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”), also a series of the Trust.

This SAI contains information which may be of interest to shareholders of the Target Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated [●], 2021 (the “Combined Prospectus/Information Statement”). As described in the Combined Prospectus/Information Statement, the Reorganization would involve the transfer of the assets and all of the liabilities of the Target Fund in exchange for shares of the Acquiring Fund. The Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Information Statement. The Combined Prospectus/Information Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to the Target Fund or the Acquiring Fund, c/o Matthews International Funds, Four Embarcadero Center, Suite 550, San Francisco, CA 94111, or by calling 800.789.ASIA (2742).

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND	1

FINANCIAL STATEMENTS	1

SUPPLEMENTAL FINANCIAL INFORMATION	1

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND

For each of the Target Fund and the Acquiring Fund: Incorporated by reference is the Statement of Additional Information included in the Trust’s Registration Statement on Form N-1A dated April 29, 2020, as supplemented and amended, as filed with the U.S. Securities and Exchange Commission (the “SEC”) (SEC Accession No. 0001683863-20-006876).

FINANCIAL STATEMENTS

This SAI incorporates by reference the Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the fiscal year ended December 31, 2020, filed [●], 2021 (SEC Accession No. [●]), and the Semi-Annual Report to Shareholders of the Target Fund and the Acquiring Fund for the period ended June 30, 2020, filed October 8, 2020 (SEC Accession No. 0001193125-20-239889), each as filed with the SEC. The Annual Report and the Semi-Annual Report contain historical financial information regarding the Funds.

SUPPLEMENTAL FINANCIAL INFORMATION

The information under this section is intended to comply with the requirements of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.

A table showing the fees of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary – Fees and Expenses” of the Combined Prospectus/Information Statement.

The Reorganization will result in a material change to the Target Fund’s investment portfolio. It is expected that certain securities held by the Target Fund will be disposed of prior to the Reorganization given the investment restrictions of the Combined Fund. A schedule of investments of the Target Fund, as of December 31, 2020 and included below, has been annotated to indicate the anticipated sale of the Target Funds holdings prior to the Reorganization. Notwithstanding the foregoing, changes may be made to the Target Fund in advance of the Reorganization and/or the Target Fund following the Reorganization.

There are no material differences in accounting policies of the Target Fund as compared to those of the Acquiring Fund.

Schedule of Investments – Matthews Emerging Asia Fund

[To be added.]

1

MATTHEWS INTERNATIONAL FUNDS

Form N-14

Part C—Other Information

Item 15.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, the Registrant has entered into an Indemnification Agreement with each Trustee providing for indemnification and advancement of expenses consistent with the Registrant’s Trust Instrument and applicable state and federal statutes.

Item 16.	Exhibits

(1)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(2)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(3)	Voting Trust Agreements — None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Information Statement included in this Registration Statement).

(5)	See Exhibit 1, Articles II, VII, IX, X and XI, and Exhibit 2, Articles IV, V and VI.

(6)(a)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(6)(b)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of the Matthews Asia Pacific Fund, dated October 31, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(6)(c)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(6)(d)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005

(6)(e)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006 to reflect the addition of the Matthews Asia Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(6)(f)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 31, 2007 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32, effective April 29, 2008.

(6)(g)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(6)(h)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(6)(i)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated May 19, 2011 to reflect the addition of the Matthews China Small Companies Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(6)(j)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2011 to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(6)(k)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated April 30, 2013 to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(6)(l)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 1, 2013 to reflect an amendment to Appendix B, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(6)(m)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated September 1, 2014 to reflect an amendment to Appendix B, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(6)(n)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated April 30, 2015 to reflect the addition of the Matthews Asia ESG Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(6)(o)	Amendment to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated November 30, 2015 to reflect the addition of the Matthews Asia Value Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(6)(p)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, on behalf of each series of the Trust, dated February 1, 2016, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(6)(q)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(6)(r)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, effective as of August 30, 2018, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 83 on April 30, 2019.

(6)(s)	Amendment to Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(7)(a)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(7)(b)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(7)(c)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(7)(d)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(7)(e)	Form of Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(7)(f)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated November 30, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(7)(g)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., dated July 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(7)(h)	Underwriting Agreement between Matthews International Funds and BNY Mellon Distributors Inc., effective May 27, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(7)(i)	Distribution Agreement among Matthews International Funds, Matthews International Capital Management, LLC and HMC Partners, dated May 17, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(7)(j)	Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 4, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(7)(k)	Amendment to Underwriting Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(7)(l)	Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated April 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(7)(m)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(7)(n)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(7)(o)	Novation to Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(7)(p)	Amendment to the Distribution Agreement between Matthews International Funds and Foreside Funds Distributors LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(8)	Not Applicable.

(9)(a)	Custody Agreement with The Bank of New York, dated September 25, 2000 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(9)(b)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(9)(c)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(9)(d)	Amended Schedule II to Custody Agreement with The Bank of New York, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(9)(e)	Custodian Agreement with Brown Brothers Harriman & Co., dated July 20, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(9)(f)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(9)(g)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 12, 2009, to reflect the addition of the Matthews China Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 38 on November 30, 2009.

(9)(h)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated May 19, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(9)(i)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2011, to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(j)	Futures Customer Account Agreement with HSBC Securities (USA) Inc., dated November 22, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(9)(k)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(9)(l)	Customer Agreement for Futures Contracts with UBS Securities LLC, dated September 12, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(9)(m)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(9)(n)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co., dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(9)(o)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(9)(p)	Amended Appendix A to Custodian Agreement with Brown Brothers Harriman & Co. to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(9)(q)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(10)(a)	Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 41 on August 27, 2010.

(10)(b)	Amended Appendix A to the Multiple Class Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(10)(c)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(10)(d)	Amended and Restated Appendix A to the Multiple Class Plan, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(10)(e)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Value Fund, dated November 30, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(10)(f)	Amended and Restated Appendix A to the Multiple Class Plan, to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund), is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(10)(g)	Amended and Restated Multiple Class Plan dated February 28, 2017 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(10)(h)	Amended and Restated Appendix A to the Multiple Class Plan to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(11)	Opinion and Consent of Paul Hastings LLP as to the legality of shares being registered – to be filed by amendment.

(12)	Form of Opinion of Paul Hastings LLP as to tax matters – to be filed by amendment.

(13)(a)(i)	Amendment to Investment Company Services Agreement, dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(13)(a)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(iii)(A)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(13)(a)(iii)(B)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(iv)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(13)(a)(v)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(13)(a)(vi)	Anti-Money Laundering and Privacy Amendment to Investment Company Services Agreement, dated July 24, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 17 on December 30, 2002.

(13)(a)(vii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 17 on December 30, 2002.

(13)(a)(viii)	Amendment to Investment Company Services Agreement, dated August 15, 2003, to reflect the addition of the Matthews Asia Pacific Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(ix)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(a)(x)	Amended and Restated Investment Company Services Agreement, dated June 1, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xi)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(a)(xii)	Amended Schedule A to Investment Company Services Agreement, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(a)(xiii)	Amendment to Investment Company Services Agreement, dated May 8, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(a)(xiv)	Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xv)	Services Standards related to the Second Amended and Restated Investment Company Services Agreement, dated April 2, 2008, with effect from April 1, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 33 on June 18, 2008.

(13)(a)(xvi)	Form of Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(a)(xvii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2009 to reflect the addition of the Matthews China Dividend Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(a)(xviii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, effective May 31, 2011, to reflect the addition of the Matthews China Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 48 on September 13, 2011.

(13)(a)(xix)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2011, to reflect the addition of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(a)(xx)	Amendment to Second Amended and Restated Investment Company Services Agreement, dated January 1, 2012, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 52 on April 27, 2012.

(13)(a)(xxi)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(a)(xxii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(a)(xxiii)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(13)(a)(xxiv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(13)(a)(xxv)	Amended Schedule A to Second Amended and Restated Investment Company Services Agreement to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(13)(b)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(13)(b)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(13)(b)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 13, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(13)(b)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(13)(b)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(b)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(13)(b)(vii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(13)(b)(viii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(b)(ix)	Amendment to Exhibit A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(b)(x)	Amended Exhibit B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated December 1, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 44 on April 29, 2011.

(13)(b)(xi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(b)(xii)(A)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(b)(xii)(B)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(b)(xiii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 1, 2013, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(13)(b)(xiv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(b)(xv)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(b)(xvi)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(13)(b)(xvii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(13)(b)(xviii)	Amendment to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(13)(c)	Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(i)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005, to reflect the addition of the Matthews India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(13)(c)(ii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006, to reflect the addition of the Matthews Asia Dividend Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(13)(c)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 23, 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 31 on April 30, 2007.

(13)(c)(iv)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated September 15, 2008, to reflect the addition of the Matthews Asia Small Companies Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 35 on September 15, 2008.

(13)(c)(v)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 29, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 36 on April 29, 2009.

(13)(c)(vi)	Amended Exhibit A to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(13)(c)(vii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated May 19, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 46 on May 31, 2011.

(13)(c)(viii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2011, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 50 on November 29, 2011.

(13)(c)(ix)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 30, 2013, to reflect the addition of the Matthews Asia Focus Fund and Matthews Emerging Asia Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 55 on April 30, 2013.

(13)(c)(x)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of May 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 57 on April 30, 2014.

(13)(c)(xi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 30, 2015, to reflect the addition of the Matthews Asia ESG Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(c)(xii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 30, 2015, to reflect the addition of the Matthews Asia Value Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 63 on November 30, 2015.

(13)(c)(xiii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Asia Credit Opportunities Fund and the renaming of the Matthews Asia Innovators Fund (formerly known as the Matthews Asia Science and Technology Fund) is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 68 on April 28, 2016.

(13)(c)(xiv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of April 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(13)(c)(xv)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of November 30, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 75 on November 29, 2017.

(13)(c)(xvi)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC to reflect the addition of the Matthews Emerging Markets Equity Fund, the renaming of the Matthews Asia Total Return Bond Fund (formerly known as the Matthews Asia Strategic Income Fund), and the liquidation of the Matthews Asia Focus Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(13)(d)	Amended and Restated Intermediary platform fee subsidy letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of March 1, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(e)	Fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of September 1, 2014, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(13)(f)	Amendment to fee waiver letter agreement between Matthews International Funds and Matthews International Capital Management, LLC, effective as of February 28, 2018, is incorporated by reference to and was filed electronically with Post-Effective Amendment No. 77 on April 27, 2018.

(14)(a)	Legal Opinion of Counsel are incorporated herein by reference to and were filed electronically with Post–Effective Amendment Nos. 13, 19, 17, 30, 35, on December 20, 1999, September 26, 2003, October 31, 2005, October 31, 2006, September 15, 2008, respectively.

(14)(b)	Legal Opinion of Counsel are incorporated herein by reference to and were filed electronically with Post–Effective Amendment Nos. 38, 46, 50, 55, 60 and 63, on November 30, 2009, May 31, 2011, November 29, 2011, April 30, 2013, April 30, 2015, November 30, 2015, and April 28, 2016, respectively.

(14)(c)	Legal opinion with respect to Matthews Emerging Markets Equity Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 89 on April 29, 2020.

(15)	Not applicable.

(16)(a)	Power of Attorney, dated November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(16)(b)	Power of Attorney, dated January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(16)(c)	Power of Attorney, dated August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(16)(d)	Power of Attorney, dated May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(16)(e)	Power of Attorney, dated February 28, 2008, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(16)(f)	Power of Attorney, dated February 23, 2010, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 39 on February 26, 2010.

(16)(g)	Power of Attorney, dated April 28, 2015, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 60 on April 30, 2015.

(16)(h)	Power of Attorney, dated November 14, 2018, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 83 on April 30, 2019.

(17)(a)(i)	12b-1 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(17)(a)(ii)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(17)(a)(iii)	Amended and Restated Distribution (12b-1) and Services Plan —Investor Class, dated February 28, 2017, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 72 on April 27, 2017.

(17)(b)(i)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(17)(b)(ii)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(17)(b)(iii)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(17)(b)(iv)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(17)(b)(v)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 26 on August 10, 2005.

(17)(b)(vi)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated June 2007, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 32 on April 29, 2008.

(17)(b)(vii)	Code of Ethics of Matthews Asia Funds and Matthews International Capital Management, LLC, dated June 1, 2009, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 37 on September 16, 2009.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, opinions of counsel as to the legality of shares being registered and supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of San Francisco and State of California, on the 19th day of February, 2021.

Matthews International Funds

By:	/s/ William J. Hackett
William J. Hackett, President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William J. Hackett William J. Hackett	Trustee and President	February 19, 2021

/s/ Shai Malka Shai Malka	Treasurer	February 19, 2021

Jonathan F. Zeschin* Jonathan F. Zeschin	Trustee	February 19, 2021

Gale K. Caruso* Gale K. Caruso	Trustee	February 19, 2021

Robert J. Horrocks* Robert J. Horrocks	Trustee	February 19, 2021

Christopher F. Lee * Christopher F. Lee	Trustee	February 19, 2021

Richard K. Lyons * Richard K. Lyons	Trustee	February 19, 2021

Rhoda Rossman* Rhoda Rossman	Trustee	February 19, 2021

Toshi Shibano* Toshi Shibano	Trustee	February 19, 2021

* By:	/s/ John McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney